Stock-based compensation - RSU Activity and Related Information (FY) (Details) - RSUs - $ / shares			3 Months Ended		12 Months Ended
	Mar. 27, 2023	Jan. 05, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Number of Outstanding
Unvested (in shares)			8,143,304	0	0
Granted (in shares)	3,349,520	143,000	3,492,520	0	8,278,317
Forfeited/canceled (in shares)			(130,619)		(135,013)
Vested (in shares)			0		0
Unvested (in shares)			11,505,205		8,143,304
Weighted average Grant Date Fair Value ($)
Unvested (in usd per share)			$ 5.69	$ 0	$ 0
Granted (in usd per share)			0.54		5.72
Forfeited/canceled (in usd per share)			0		0.12
Vested (in usd per share)			0		0
Unvested (in usd per share)			$ 4.11		$ 5.69